NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of Movements in Newbuildings
Movements in the six months ended June 30, 2026 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2025	—
Installments and other costs paid and payable	639,131
Capitalized borrowing costs	6,668
Transfers to Vessels and equipment	(420,029)
Balance as of June 30, 2026	225,770